Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Current lease liabilities	$ 60,687	$ 51,495
Non-current lease liability	$ 187,891	$ 91,070